SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Interest Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Receivable	$ 54,107	$ 53,200
Held-to-maturity Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Receivable	200	200
Available-for-sale Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Receivable	$ 17,400	$ 14,100